Stock Option and Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Option and Compensation Plans
Stock Option and Compensation Plans

7. Stock Option and Compensation Plans

        The Company adopted its 2007 Stock Incentive Plan (the "2007 Plan") for employees and consultants for the purpose of advancing the interests of the Company stockholders by enhancing its ability to attract, retain and motivate persons who are expected to make important contributions to the Company. The 2007 Plan provided for the granting of stock option awards, restricted stock awards, and other stock-based and cash-based awards. Following the effectiveness of the 2013 Stock Incentive Plan described below in connection with the closing of the Company's initial public offering, the Company is no longer granting additional awards under the 2007 Plan.

        During the nine months ended September, 30, 2013, the Company's Board of Directors and stockholders increased the number of shares authorized under the 2007 Plan by 1,878,343 shares. The Company's board of directors also adopted and the Company's stockholders also approved the 2013 stock incentive plan (the "2013 Plan"), which became effective immediately prior to the closing of the Company's initial public offering. The 2013 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock-based awards. Upon effectiveness of the 2013 Plan, the number of shares of the Company's common stock that were reserved for issuance under the 2013 Plan was the sum of (1) such number of shares (up to approximately 3,359,641 shares) as is equal to the sum of 739,317 shares (the number of shares of the common stock then available for issuance under the 2007 Plan), and such number of shares of the Company's common stock that are subject to outstanding awards under the 2007 Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right plus (2) an annual increase, to be added the first day of each fiscal year, beginning with the fiscal year ending December 31, 2014 and continuing until, and including, the fiscal year ending December 31, 2023, equal to the lowest of 2,542,372 shares of the Company's common stock, 4% of the number of shares of the Company's common stock outstanding on the first day of the fiscal year and an amount determined by our board of directors. The Company's employees, officers, directors, consultants and advisors are eligible to receive awards under the 2013 Plan. However, incentive stock options may only be granted to employees of the Company.

        As of September 30, 2013, the Company had approximately 2,620,000 stock options outstanding under the 2007 Plan and approximately 739,000 shares available for grant under the 2013 Plan.

        The Company recognized share-based compensation of approximately $1.6 million for the nine months ended September 30, 2013 and approximately $0.3 million during the nine months ended September 30, 2012. As of September 30, 2013, there was approximately $11.6 million of total unrecognized share-based compensation expense that is expected to be recognized over a weighted average period of approximately 3.4 years.

        The intrinsic value of the Company's approximately 1,091,000 vested options as of September 30, 2013 was $30.8 million, based on a per share price of $29.71, the closing price of the Company's stock at September 30, 2013, and a weighted average exercise price of $1.36 per share. The intrinsic value of the Company's approximately 1,529,000 unvested options as of September 30, 2013 was $30.5 million, based on a per share price of $29.71, the closing price of the Company's stock at September 30, 2013, and a weighted average exercise price of $9.76 per share.

12. Stock Option and Compensation Plans

        The Company adopted its 2007 Stock Incentive Plan (the "Plan") for employees and consultants for the purpose of advancing the interests of the Company stockholders by enhancing its ability to attract, retain and motivate persons who are expected to make important contributions to the Company.

        The following table sets forth the activity under the Company's Option Plan:

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Fair Value Per Share
	(shares in thousands)
Balance, December 31, 2010	260	953
Increase to Option pool	—	—
Options granted	(184)	184	$1.65	$1.18
Options exercised	—	(24)	$0.17	$0.12
Options forfeited	—	—

Balance, December 31, 2011	76	1,113
Increase to Option pool	314	—
Options granted	(250)	250	$3.12	$1.65
Options exercised	—	(18)	$0.12	$1.59
Options forfeited	1	(1)

Balance, December 31, 2012	141	1,344	$1.65	$1.30

        The aggregate intrinsic value of options outstanding as of December 31, 2012 was $11.3 million. The aggregate intrinsic value is calculated as the difference between the Company's estimated stock price of $10.03 on December 31, 2012, and the exercise price of the option, multiplied by the number of options.

        In determining this exercise price, the Company considered input from management and the valuation of the common stock. The Company determined the value of common stock based on the probability weighted expected return method, or PWERM, described in the AICPA Practice Aid. The Company considered but did not use the market approach because the early stage of its development and the absence of clinical trial data from the lead candidate made comparisons to public companies difficult. Similarly, the Company did not use the income approach because of the uncertain outcomes of the ongoing and future clinical trials. Under a PWERM analysis, the value of a company's common stock is estimated based upon an analysis of current and future enterprise values, assuming three possible liquidity scenarios: an initial public offering ("IPO"), a recapitalization of the company and a sale of the company. After considering the various potential liquidity scenarios and the likely timing, the Company used a pre-money enterprise value assigned to each scenario based on recent trends in capital markets. To determine the price per share of the common stock, the Company divided the resulting enterprise value for each liquidity scenario by the number of common shares that would be outstanding under each scenario. The common stock price for each scenario was then assigned a probability based on management's estimates.

  Employees Options

        Employee options outstanding at December 31, 2012 and 2011, had a weighted average remaining contractual life of approximately 7.8 and 8.3 years, respectively. As of December 31, 2012, the number of vested and non-vested shares granted was 1,158,456 and 465,700, respectively, at a weighted average exercise price of $1.36 per share. As of December 31, 2011, the number of vested and non-vested shares granted was 949,259 and 519,976, respectively, at a weighted average exercise price of $1.18 per share.

        In general, the options vest at 25% of the original number of shares after one year of service with the Company. Thereafter, the remaining 75% vest at 2.08% per month over the next three years. Only vested options can be exercised and can be exercised up to ten years from the grant date. Upon change in control of the Company, all unvested options vest immediately. Vested options can be exercised up to ten years from the grant date.

        For the years ended December 31, 2012 and 2011, the Company incurred share-based compensation expense in the amounts of $0.5 million and $0.2 million, respectively. For the period from January 5, 2007 (inception) to December 31, 2012, share-based compensation expense was $0.9 million. As of December 31, 2012, there was $0.6 million of total unrecognized share-based compensation. Such costs are expected to be recognized over a weighted average period of approximately 2.7 years.

        On December 30, 2012, the Board of Directors modified the vesting terms related to an employee's unvested shares so that all unvested shares immediately vested as of the employee's death on October 29, 2012. As a result of the modification, the Company recorded an additional $0.3 million in share-based compensation expense.

  Non-employee Options

        Non-employee options outstanding at December 31, 2012 and 2011 had a weighted average remaining contractual life of approximately 6.9 and 7.0 years, respectively. As of December 31, 2012, the number of vested and non-vested shares granted was 183,808 and 55,304, respectively, at a weighted average exercise price of $0.59 per share. As of December 31, 2011, the number of vested and non-vested shares granted was 161,082 and 31,963, respectively, at a weighted average exercise price of $0.41 per share.

        For the years ended December 31, 2012 and 2011, the Company granted a total of 41,946 and 3,812 stock options, respectively, to its Consultants. In general, the grants vest ratably over a three-year period and have a life of 10 years. Stock options issued to nonemployees uses the fair value method of accounting as prescribed under ASC 505, Equity-Based Payments to Non-Employees, and are periodically revalued as the options vest and are recognized as expense over the related service period.

        For the years ended December 31, 2012 and 2011, the Company incurred share-based compensation expense in the amount of $0.1 million for each respective year. As of December 31, 2012, there was $0.4 million of total unrecognized share-based compensation, respectively. Such costs are expected to be recognized over a weighted average period of approximately 3.0 years.